Debt (Tables)	12 Months Ended
Feb. 01, 2015
Debt Disclosure [Abstract]
Long-Term Debt
The Company’s Long-Term Debt at the end of fiscal 2014 and 2013 consisted of the following (amounts in millions):

	February 1, 2015	February 2, 2014
5.40% Senior Notes; due March 1, 2016; interest payable semi-annually on March 1 and September 1	$3,026	$3,042
2.25% Senior Notes; due September 10, 2018; interest payable semi-annually on March 10 and September 10	1,157	1,148
2.00% Senior Notes; due June 15, 2019; interest payable semi-annually on June 15 and December 15	996	—
3.95% Senior Notes; due September 15, 2020; interest payable semi-annually on March 15 and September 15	524	501
4.40% Senior Notes; due April 1, 2021; interest payable semi-annually on April 1 and October 1	999	999
2.70% Senior Notes; due April 1, 2023; interest payable semi-annually on April 1 and October 1	999	998
3.75% Senior Notes; due February 15, 2024; interest payable semi-annually on February 15 and August 15	1,095	1,094
5.875% Senior Notes; due December 16, 2036; interest payable semi-annually on June 16 and December 16	2,963	2,962
5.40% Senior Notes; due September 15, 2040; interest payable semi-annually on March 15 and September 15	499	499
5.95% Senior Notes; due April 1, 2041; interest payable semi-annually on April 1 and October 1	996	996
4.20% Senior Notes; due April 1, 2043; interest payable semi-annually on April 1 and October 1	996	996
4.875% Senior Notes; due February 15, 2044; interest payable semi-annually on February 15 and August 15	985	985
4.40% Senior Notes; due March 15, 2045; interest payable semi-annually on March 15 and September 15	985	—
Capital Lease Obligations; payable in varying installments through January 31, 2055	684	499
Other	3	5
Total debt	16,907	14,724
Less current installments	38	33
Long-Term Debt, excluding current installments	$16,869	$14,691